DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
DEFINED CONTRIBUTION PLAN [Abstract]
DEFINED CONTRIBUTION PLAN
NOTE 11 — DEFINED CONTRIBUTION PLAN

The Company has a defined contribution plan available to most of its employees, where the Company makes contributions to the plan based on employee contributions. Total employer contribution expense included in other selling, general and administrative expenses in the consolidated statements of operations and comprehensive (loss) income was $96,563 for the Successor period from February 1, 2017 through December 31, 2017 and $10,022, $70,097, $54,596 for the Predecessor periods from January 1, 2017 through January 31, 2017 and years ended December 31, 2016 and 2015, respective